SCHEDULE OF PROPERTY PLANT AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Property and equipment, cost, balance	$ 10,500	$ 10,467
Additions	6,080	1,208
Disposals	(1,679)	(1,290)
Foreign exchange	104	115
Property and equipment, cost, balance	15,005	10,500
Depreciation, beginning balance	8,465	7,117
Charge in year	1,820	2,563
Write Off Disposals	(1,679)	(1,290)
Foreign exchange	88	75
Depreciation, ending balance	8,694	8,465
Net book value	6,311	2,035
IT equipment [member]
IfrsStatementLineItems [Line Items]
Property and equipment, cost, balance	10,500	10,467
Additions	6,080	1,208
Disposals	(1,679)	(1,290)
Foreign exchange	104	115
Property and equipment, cost, balance	15,005	10,500
Depreciation, beginning balance	8,465	7,117
Charge in year	1,820	2,563
Write Off Disposals	(1,679)	(1,290)
Foreign exchange	88	75
Depreciation, ending balance	8,694	8,465
Net book value	$ 6,311	$ 2,035